Investment Property - Significant Inputs Used in Fair Value Measurement (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Rate of return	15.00%	10.00%
Capitalization rate		12.00%
Interest rate, measurement input [member]
Disclosure of detailed information about investment property [line items]
Overall capital interest rate	2.53%	1.86%
Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Capitalization rate	8.00%
Top of range [member]
Disclosure of detailed information about investment property [line items]
Capitalization rate	12.00%